Interest and Finance costs (Tables)	6 Months Ended
Jun. 30, 2012
Interest and Finance costs (Abstract)
Interest And Finance costs
	Six-month period ended June 30,
	2011	2012
Interest incurred on long-term debt	$31,997	$69,522
Amortization of financing fees	16,272	11,225
Other	4,884	1,821
Capitalized interest	(30,939)	(19,614)

Total	$22,214	$62,954